Taxation - Reconciliation of Differences Between PRC Statutory Income Tax Rate and Group's Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation, Percent [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Effect of overseas tax-exempt entities	(8.10%)	(15.90%)	(15.50%)
Effect of tax holidays	(6.30%)	(3.00%)	(3.10%)
Effect of lower tax rate entities	0.10%	(0.10%)	(0.10%)
Permanent book-tax differences	(0.40%)	(0.20%)	(0.50%)
Changes in valuation allowance	(5.40%)	(2.80%)	(4.30%)
Change of tax rate	0.00%	0.00%	(3.00%)
Withholding tax	(0.10%)	(0.10%)	(0.30%)
Effective tax rate	4.80%	2.90%	(1.80%)